Goodwill And Intangible Assets (Schedule Of Estimated Amortization Expense Of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Goodwill And Intangible Assets [Abstract]
2012	$ 3,623
2013	3,539
2014	3,245
2015	2,606
2016	2,370
Thereafter	14,802
Total	$ 30,185